Debt - VEB Facility - Additional Information (Detail) (VEB Facility [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Oct. 24, 2013	Mar. 31, 2014 Subsequent Event [Member] Agreement
Debt Instrument [Line Items]
Credit facility short-term outstanding amount		$ 150,000,000
Loan repayment maturity period	April 2014
Credit facility maximum borrowing capacity		2,500,000,000	2,500,000,000
Short-term debt bearing interest rate		8.00%
Credit facility outstanding amount	33,348,000
Unused portion of credit facility	116,652,000
Reclassification of current liabilities to long-term debt			$ 33,348,000
Number of agreements signed			2